SCHEDULE OF INVESTMENTS

Global Equity Income (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Financials – 1.6%
Bank of Montreal	78	$3,964

Total Canada - 1.6%		$3,964

China
Energy – 1.4%
CNOOC Ltd.	3,189	3,314

Total China - 1.4%		$3,314

France
Energy – 2.4%
Total S.A.(A)	158	5,936

Financials – 3.3%
Axa S.A.	288	4,881
BNP Paribas S.A.	108	3,149

		8,030

Health Care – 2.2%
Sanofi-Aventis	61	5,275

Industrials – 4.4%
Schneider Electric S.A.	62	5,220
Vinci	65	5,313

		10,533

Total France - 12.3%		$29,774

Germany
Utilities – 3.1%
E.ON AG	400	4,100
RWE Aktiengesellschaft	130	3,407

		7,507

Total Germany - 3.1%		$7,507

Hong Kong
Utilities – 1.3%
Guangdong Investment Ltd.	1,700	3,262

Total Hong Kong - 1.3%		$3,262

Indonesia
Financials – 0.9%
PT Bank Mandiri (Persero) Tbk	7,747	2,203

Total Indonesia - 0.9%		$2,203

Ireland
Materials – 1.4%
CRH plc	122	3,308

Total Ireland - 1.4%		$3,308

Italy
Utilities – 2.9%
ENEL S.p.A.	1,024	7,067

Total Italy - 2.9%		$7,067

Japan
Consumer Discretionary – 1.4%
Subaru Corp.	175	3,347

Financials – 3.5%
ORIX Corp.	265	3,161
Tokio Marine Holdings, Inc.	118	5,381

		8,542

Total Japan - 4.9%		$11,889

Macau
Consumer Discretionary – 1.8%
Sands China Ltd.	1,224	4,455

Total Macau - 1.8%		$4,455

Netherlands
Financials – 1.0%
ING Groep N.V., Certicaaten Van Aandelen	491	2,517

Health Care – 2.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	128	5,245

Total Netherlands - 3.2%		$7,762

Norway
Consumer Staples – 1.1%
Mowi ASA	179	2,700

Total Norway - 1.1%		$2,700

Russia
Energy – 1.0%
PJSC LUKOIL ADR	41	2,417

Total Russia - 1.0%		$2,417

Singapore
Financials – 1.3%
DBS Group Holdings Ltd.	246	3,207

Total Singapore - 1.3%		$3,207

South Korea
Information Technology – 2.9%
Samsung Electronics Co. Ltd.	181	7,028

Total South Korea - 2.9%		$7,028

Switzerland
Consumer Staples – 3.3%
Nestle S.A., Registered Shares	78	7,981

Financials – 1.6%
Zurich Financial Services, Registered Shares	11	3,794

Health Care – 3.2%
Roche Holdings AG, Genusscheine	25	7,907

Total Switzerland - 8.1%		$19,682

Taiwan
Information Technology – 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	972	8,750

Total Taiwan - 3.6%		$8,750

United Kingdom
Financials – 1.3%
3i Group plc	313	3,031

Health Care – 5.7%
AstraZeneca plc	92	8,158
GlaxoSmithKline plc	294	5,526

		13,684

Industrials – 1.4%
BAE Systems plc	557	3,577

Materials – 2.0%
Anglo American plc	286	5,008

Total United Kingdom - 10.4%		$25,300

United States
Communication Services – 3.8%
Verizon Communications, Inc.	171	9,204

Consumer Staples – 7.3%
Philip Morris International, Inc.	97	7,049
Procter & Gamble Co. (The)	69	7,551
Wal-Mart Stores, Inc.	29	3,283

		17,883

Financials – 5.7%
Citigroup, Inc.	135	5,669
KeyCorp	290	3,004
Morgan Stanley	152	5,161

		13,834

Health Care – 6.8%
Amgen, Inc.	25	4,987
CVS Caremark Corp.	99	5,903
Pfizer, Inc.	181	5,904

		16,794

Industrials – 3.8%
Eaton Corp.	51	3,957
Lockheed Martin Corp.	16	5,339

		9,296

Information Technology – 5.7%
Cisco Systems, Inc.	191	7,493
QUALCOMM, Inc.	93	6,275

		13,768

Materials – 1.0%
Eastman Chemical Co.	51	2,389

Utilities – 1.6%
Exelon Corp.	104	3,816

Total United States - 35.7%		$86,984

TOTAL COMMON STOCKS – 98.9%		$240,573

(Cost: $286,297)

SHORT-TERM SECURITIES

Money Market Funds(B)– 1.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.310%	4,382	4,382

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.390%(C)	40	40

		4,422

TOTAL SHORT-TERM SECURITIES – 1.8%		$4,422

(Cost: $4,422)

TOTAL INVESTMENT SECURITIES – 100.7%		$244,995

(Cost: $290,719)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(1,689)

NET ASSETS – 100.0%		$243,306

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $5,775 are on loan.

(B) Rate shown is the annualized 7-day yield at March 31, 2020.

(C) Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$9,204	$—	$—
Consumer Discretionary	—	7,802	—
Consumer Staples	17,883	10,681	—
Energy	—	11,667	—
Financials	17,798	31,324	—
Health Care	16,794	32,111	—
Industrials	9,296	14,110	—
Information Technology	13,768	15,778	—
Materials	2,389	8,316	—
Utilities	3,816	17,836	—

Total Common Stocks	$90,948	$149,625	$—
Short-Term Securities	4,422	—	—

Total	$95,370	$149,625	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$290,719

Gross unrealized appreciation	6,540
Gross unrealized depreciation	(52,264)

Net unrealized depreciation	$(45,724)